CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 90,984	$ 19,344
Restricted cash	4,562	3,526
Accounts receivable, net of allowance for credit losses of $2,747 and $3,749, respectively	98,380	85,795
Inventories	162,245	109,166
Derivative assets	13,696	13,765
Prepaid expenses and other current assets	10,238	6,410
Total current assets	380,105	238,006
Property, plant and equipment, net	134,131	127,613
Goodwill	97,053	97,053
Intangible assets, net	120,949	125,914
Other long-term assets	17,850	4,434
Total Assets	750,088	593,020
LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Current maturities of long-term debt	12,011	8,735
Short-term debt	61,806	4,510
Short-term related party debt		34,199
Accounts payable	110,651	80,405
Derivative liabilities	5,357	14,021
Accrued expenses and other current liabilities	36,569	26,370
Total current liabilities	226,394	168,240
Long-term debt, net	164,671	277,064
Subordinated related party debt		13,300
Deferred income taxes	16,326	25,515
Warrant liabilities	32,333
Other long-term liabilities	11,217	3,028
Total liabilities	450,941	487,147
Commitments and contingencies (Note 19)
Shareholders' Equity (Deficit)
Preferred stock, $0.01 par value, 26,000 shares authorized, no shares issued and outstanding
Common stock: $0.01 par value 300,000 shares authorized; 73,034 shares issued and outstanding at September 30, 2022; $0.00 par value 39,389 shares authorized; 34,523 shares issued and outstanding at December 31, 2021	730	345
Additional paid-in-capital	316,537	60,628	[1]
Accumulated deficit	(296,442)	(251,725)	[1]
Accumulated other comprehensive income	1,923	12,018	[1]
Total shareholders' equity (deficit) attributable to Westrock Coffee Company	22,748	(178,734)
Noncontrolling interest	2,779	2,736
Total shareholders' equity (deficit)	25,527	(175,998)
Total Liabilities, Convertible Preferred Shares, Redeemable Units and Shareholders' Equity (Deficit)	750,088	593,020
Series A Convertible Preferred Shares [Member]
LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Redeemable Common Equivalent Preferred Units	$ 273,620
Series A Redeemable Common Equivalent Preferred Shares
LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Redeemable Common Equivalent Preferred Units		264,729
Series B Redeemable Common Equivalent Preferred Shares
LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Redeemable Common Equivalent Preferred Units		$ 17,142

[1]	Retroactively restated for de-SPAC merger transaction as described in Note 2.